Financial instruments (Tables)	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Schedule of financial instruments

	May 31, 2026	August 31, 2025
Financial Assets
Measured at amortized cost
Amounts receivable	$15,737	$3,818
Measured at fair value through profit or loss
Cash	26,842	7,770

Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	12,364	18,164
Borrowings	2,862	-
Measured at fair value through profit or loss
Derivative financial instrument liabilities	-	1,011